Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current Assets

Note 4 – Prepaid Expenses and Other Current Assets

The components of prepaid expenses and other current assets are as follows:

	March 31, 2023	June 30, 2022
Prepaid marketing costs	$51,988	$298,300
Prepaid insurance	127,493	230,404
Prepaid gaming costs	482,568	575,113
Other	307,126	439,236
Prepaid expenses and other current assets	$969,175	$1,543,053

Note 5 – Prepaid Expenses and Other Current Assets

The components of prepaid expenses and other current assets follows:

	June 30, 2022	June 30, 2021
Prepaid marketing costs	$298,300	$1,727,669
Prepaid insurance	230,404	175,620
Prepaid gaming costs	575,113	687,866
Other	439,236	673,189
Prepaid expenses and other current assets	$1,543,053	$3,264,344